Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Restricted Cash

3. Restricted cash

Restricted cash consists of the following at December 31:

	2010	2011
Cash securing our obligations under ECA-guaranteed financings	$36,703	$38,365
Cash securing our obligations under ALS I debt	39,770	39,331
Cash securing our obligations under ALS II debt	13,982	14,941
Cash securing our obligations under UBS revolving credit facility debt	56,594	58,591
Cash securing our obligations under Genesis Funding Limited ("GFL") securitization debt	18,526	24,564
Cash securing our obligations under TUI portfolio acquisition facility debt	11,608	11,747
Cash securing our obligations under other debt	47,745	54,742
Cash securing our obligations under the LILO head leases (Note 15) and cash securing the
guarantee of lease obligations/indebtedness of a LILO sublessee (Note 13)	6,837	—
Cash securing our obligations under derivative instruments (Note 11)	(11,380)	(7,170)
Other	2,079	2,214
	$222,464	$237,325

     The cash securing our obligations under all our debt facilities is restricted and can only be used to pay for operating expenses incurred by the respective financing vehicle and to pay for interest and debt amortization of the respective debt. The majority of the restricted cash represents collections of these structures in the previous period, which will be paid as interest and debt amortization at the next payment date. The cash securing our rights and obligations under derivative instruments relates to interest rate caps and swaps for which we had to pay cash into restricted cash accounts for the benefit of our counterparties or for which we received cash into restricted cash accounts from our counterparties for our benefit.